Oil and Gas Property Disclosure: Schedule of Productive Wells (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Productive Wells
	2017 $	2016 $

Opening balance	78,387	90,318
Add: Acquisition costs	4,185	3,910
Less: amortization	(19,252)	(18,871)
Foreign exchange	650	3,030
	63,970	78,387